Supplement dated October 12, 2023
to the Updating Summary Prospectus and Prospectus dated May 1, 2023, for Protective Dimensions IV Variable Annuity
contracts issued by Protective Life Insurance Company
Protective Variable Annuity Separate Account

This Supplement amends certain information in your variable annuity contract prospectus. Please read this Supplement carefully and keep it with your prospectus for future reference. You may obtain a current prospectus by visiting www.protective.com/productprospectus or by calling 1-800-456-6330.
The Columbia Variable Portfolio – Intermediate Bond Fund – Class 2 in the "FUND APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT" section of the Updating Summary Prospectus and Prospectus is not available for investment, currently has no allocated Contract Value, and is deleted from this section.
If you have any questions regarding this Supplement, please contact your investment professional or us toll free at 1-800-456-6330. Please keep this Supplement for future reference.

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